Inventories (Details) - Schedule of Inventories - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Schedule of inventories [Abstract]
Raw materials	$ 7,622,283	$ 9,016,981
Work in process	904
Finished goods	5,079,193	5,133,030
Goods in transit	159,493	1,714,861
Inventory provision	(1,739,721)	(1,445,947)
Total inventories, net	$ 11,122,152	$ 14,418,925